CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule showing break-down of the Company's total long-term investments

	Accounting	December 31,	December 31,
	Method	2018	2017
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost	$3,129	$3,499
GCT Semiconductor, Inc.	Cost	—	—
Cortina	Cost	—	—
SBI	Cost	—	—
Total Investments using Cost Method		3,129	3,499
ACELAND	Equity	2,095	2,357
UiTV	Equity	—	—
AioTV	Equity	—	—
Total Investments using Equity Method		2,095	2,357
Total Investments		$5,224	$5,856

Summary of condensed financial information of equity method investees

	Condensed	Condensed	Condensed
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	(in thousands)	(in thousands)	(in thousands)
Operating data:
Revenue	$6,131	$6,943	$—
Gross profit	$4,847	$4,841	$—
Income (loss) from operations	$(911)	$(2,776)	$950
Net income (loss)	$(4,422)	$(2,104)	$2,812
Net income (loss) attributable to Equity method investees	$(262)	$(687)	$984

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	(in thousands)	(in thousands)	(in thousands)
Balance sheet data:
Current assets	$13,550	$20,527	$18,616
Long-term assets	$1,289	$2,545	$105
Current liabilities	$(9,672)	$(70,213)	$(11,669)
Long-term liabilities	$(53,071)	$—	$—
Non-controlling interests	$—	$—	$—

Summary of available-for-sale investments

The following is a summary of available-for-sale investment as of December 31, 2017:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer- out from available- for- sale investments	Realized gain	Estimated fair value
	(in thousands)
Shares of a private company	$479	$(479)	$—	$—	$—	$—
Convertible bonds of privately-held company	800	—	(408)	(392)	—	—
Preferred convertible shares of private company	900	—	(900)	—	—	—
Total available-for-sale investments	$2,179	$(479)	$(1,308)	$(392)	$—	$—

Schedule of changes in financial assets using unobservable inputs (Level 3)
Amount
In thousands
As of December 31, 2016	$1,700
Less: Impairment charges	(1,308)
Less: Transfer-out from available-for-sale investments	(392)
As of December 31, 2017 and 2018	$—

AioTV
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule of significant inputs for the valuation model used to estimate fair value of investments

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.80%
Dividend yield	0.00%
Expiration date	November 14, 2017
Volatility	41%